Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income tax expense	$ 0	$ 0
Net increase in valuation allowance	2,115,000
Unrecognized tax benefits	0	0
Unrecognized tax benefits tax penalties and interest expense	0	0
Net operating loss carryforwards for federal income tax	25,000,000
Research and development payroll tax credits	$ 147,000	$ 27,000